Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 45,034	$ 45,208
Less: accumulated depreciation	(2,691)	(1,663)
Total property and equipment, net	42,343	43,545
Office furniture and lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	468	721
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,464	1,304
Equipment and machinery [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,471	4,326
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	854	647
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	243	156
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,314	6,314
Production line [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 32,220	$ 31,740